3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981. 4659

direct fax: 866.422.2114

falcoj@pepperlaw.com

December 11, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KALMAR POOLED INVESTMENT TRUST

1933 Act File No. 333-13593

1940 Act File No. 811-07853

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Kalmar Pooled Investment Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust, Kalmar “Growth-with-Value” Small/Mid Cap Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer three classes of shares of beneficial interest: (i) Retail Class shares which are subject to a distribution fee pursuant to Rule 12b-1 of 0.25% and a shareholder servicing fee of 0.15%; (ii) Advisor Class shares which are subject to a shareholder servicing fee of 0.15%; and, (iii) Institutional Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,
/s/ John P. Falco John P. Falco

cc:	Mr. Ford B. Draper, III John M. Ford, Esq.